Warrants	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Warrants
Warrants

NOTE 6 – Warrants

As of July 31, 2017, there were 141,414,488 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 3.03 years and a weighted average exercise price of $0.006 per whole warrant for one common share. The warrants had an aggregate intrinsic value of $4,771 as of July 31, 2017.

Whole share purchase warrants outstanding at July 31, 2017 are as follows:

	Number of	Weighted average
	whole share	exercise
	purchase warrants	price per share
Outstanding, January 31, 2017	130,682,120	$0.006
Issued	12,482,369	0.003
Expired	—	—
Exercised	(1,750,000)	0.003
Outstanding, July 31, 2017	141,414,489	$0.006

Exercisable, July 31, 2017	141,414,489	$0.006

During the six months ended July 31, 2017, the Company issued 12,482,369 warrants to investors at exercise prices ranging from $0.0028 to $0.0053 with a three-year term. The warrants were issued with common stock (one-half warrant for each common share purchased) and there is no additional accounting for these investor warrants.

During the six months ended July 31, 2017, the Company issued 1,750,000 shares to an investor for the exercise of warrants at a price of $0.0028 per share for cash proceeds of $4,900.

NOTE 11 – Warrants

As of January 31, 2017, there were 130,682,120 whole share purchase warrants outstanding and exercisable. The warrants have a three-year term, a weighted average remaining life of 3.55 years and a weighted average exercise price of $0.006 per whole warrant for one common share. Whole share purchase warrants outstanding at January 31, 2017 and 2016 are as follows:

	Number of whole share purchase warrants	Weighted average exercise price per share

Outstanding, January 31, 2015	59,566,708	$0.024
Issued	63,749,514	0.003
Expired	(24,584,937)	0.034
Exercised	-	-

Outstanding, January 31, 2016	98,731,285	$0.008
Issued	39,425,829	0.003
Expired	(7,474,994)	0.020
Exercised	-	-
Outstanding, January 31, 2017	130,682,120	$0.006

Exercisable, January 31, 2017	130,682,120	$0.006

The weighted average intrinsic value for warrants outstanding was $0 and $0 as of January 31, 2015 and 2014, respectively.

On May 31, 2016, the Company extended the expiration date of all 93,887,870 warrants issued between May 1, 2013 and May 1, 2016 for an additional three years at their original exercise prices ranging from $0.0021 to $0.0324. These warrants included 43,156,160 warrants purchased by officers and directors at their original exercise prices ranging from $0.0021 to $0.0207.